Other Investments, Loans and Receivables (Details) ₪ in Millions, $ in Millions		Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Other Investments Loans and Receivables [Abstract]
Loans to co-owners in development projects	[1],[2],[3]	₪ 109		₪ 671
Other non-current deposits		19		551
Convertible debentures	[2]	77
Governmental institutions		1		19
Tenants and Others		17		30
Other investments, loans and receivables		223		1,271
Less - current maturities		5		48
Other investments, loans and receivables, non-current		₪ 218	$ 63	₪ 1,223

[1]	Includes an amount of NIS 66.5 million that bears annual interest of 3.75% for Ashkenazi's Company which is entitled to receive partial funding from Gazit Development in the sale of its rights in two plots of land, an office building in Israel as part of agreement to purchase the interests of the Ashkenazi company in Gazit Development by the Company and includes loan to Gazit Development in the amount of NIS 13.6 million that bears an average annual interest rate of 4.74%.
[2]	Includes investment in a convertible capital note of Luzon Group in the amount of NIS 15 million (2016 includes investment in a capital note presented at fair value and loans to Luzon Group at depreciated cost, aggregating NIS 137 millio
[3]	Includes secured loan to third party, loan amounted to 3 million (NIS 13 million) that bears annual interest rate of 6%.